SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
SELECTED STATEMENTS OF INCOME DATA
NOTE 15:-	SELECTED STATEMENTS OF INCOME DATA

Financial expenses:

	Year ended December 31,
	2018	2017	2016
Financial expenses:

Interest on short-term and long-term bank credit and bank charges and long-term debt	$(412)	$(349)	$(299)
Realization of foreign currency translation adjustments	-	(64)	-
Foreign exchange loss, net	-	(4,010)	(595)

	(412)	(4,423)	(894)
Financial income:

Interest on short-term and long-term bank deposits	670	462	303
Foreign exchange gains, net	1,103	-	-

	1,773	462	303

Financial income (expenses), net	$1,361	$(3,961)	$(591)